SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The chief operating decision maker ("CODM") measures performance based on the overall return to shareholders using consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and we only have one reportable segment.

Our vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful.